Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Summary of interest rate swaps designated as fair value hedges

The following tables provide information pertaining to interest rate swaps designated as fair value hedges under FASB ASC 815 at December 31, 2012 and 2011:

SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$30,545	$(3,503)	$33,663	$(4,489)

Summary of interest rate swap components	SUMMARY OF INTEREST RATE SWAPS COMPONENTS

December 31,	2012	2011
Weighted average pay rate	6.85%	6.83%
Weighted average receive rate	2.22%	2.27%
Weighted average maturity in years	2.6	3.4

Summary of interest rate swaps not designated as hedging instruments

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

December 31,	2012		2011
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$358,753	$40,594	$400,311	$50,355
Other liabilities	358,753	(40,646)	400,311	(50,462)